CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net loss for the year	$ (15,616,851)	$ (15,139,979)	$ (13,722,995)
Amortization - property and equipment	90,768	162,233	180,411
Share based compensation	578,703	406,078	429,537
Unrealized foreign exchange gain	(124,793)	(139,810)	(816,319)
Net change in non-cash working capital	180,855	2,233,865	(1,105,464)
Cash used in operating activities	(14,891,318)	(12,477,613)	(15,034,830)
Investing Activities
Acquisition of property and equipment	(105,765)	(23,527)	(108,268)
Redemption (purchase) of short-term investments	2,088,800	(27,823)	(29,292)
Cash provided by (used in) investing activities	1,983,035	(51,350)	(137,560)
Financing Activities
Proceeds from Share Purchase Agreement	0	0	4,305,396
Proceeds from exercise of stock options	343,440	0	0
Cash provided by financing activities	12,812,704	956,133	23,667,636
(Decrease) increase in cash	(95,579)	(11,572,830)	8,495,246
Cash and cash equivalents, beginning of year	12,034,282	24,016,275	14,152,825
Impact of foreign exchange on cash and cash equivalents	(102,584)	(409,163)	1,368,204
Cash and cash equivalents, end of year	11,836,119	12,034,282	24,016,275
At-the-market agreement
Financing Activities
Proceeds from share issuance	2,103,166	956,133	19,362,240
Public Offering
Financing Activities
Proceeds from share issuance	$ 10,366,098	$ 0	$ 0